Fair value measurements (Carrying amounts and fair values of financial instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Derivative assets	$ 11,664	$ 69,105
Liabilities
Derivative liabilities (Note 11)	97,066	29,321
Carrying value
Assets
Cash and cash equivalents	1,121,396	1,204,018
Restricted cash	178,951	211,017
Derivative assets	11,664	69,105
Assets, Carrying value	1,312,011	1,484,140
Liabilities
Debt	29,624,266	29,668,203
Derivative liabilities (Note 11)	97,066	29,321
Liabilities, Carrying value	29,721,332	29,697,524
Fair value
Assets
Cash and cash equivalents	1,121,396	1,204,018
Restricted cash	178,951	211,017
Derivative assets	11,664	69,105
Assets, Carrying value	1,312,011	1,484,140
Liabilities
Debt	30,219,588	29,031,153
Derivative liabilities (Note 11)	97,066	29,321
Liabilities, Carrying value	30,316,654	29,060,474
Fair value | Level 1
Assets
Cash and cash equivalents	1,121,396	1,204,018
Restricted cash	178,951	211,017
Derivative assets	0	0
Assets, Carrying value	1,300,347	1,415,035
Liabilities
Debt	0	0
Derivative liabilities (Note 11)	0	0
Liabilities, Carrying value	0	0
Fair value | Level 2
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Derivative assets	11,664	69,105
Assets, Carrying value	11,664	69,105
Liabilities
Debt	30,219,588	29,031,153
Derivative liabilities (Note 11)	97,066	29,321
Liabilities, Carrying value	30,316,654	29,060,474
Fair value | Level 3
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Derivative assets	0	0
Assets, Carrying value	0	0
Liabilities
Debt	0	0
Derivative liabilities (Note 11)	0	0
Liabilities, Carrying value	$ 0	$ 0